Cover	Nov. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	333-290125
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Central Index Key	0000030371
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Carolinas Nc Storm Funding [Member]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2025
Entity File Number	333-290125-01
Entity Registrant Name	DUKE ENERGY CAROLINAS SC STORM FUNDING LLC
Entity Central Index Key	0002078092
Entity Tax Identification Number	39-3744095
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false